Average Annual Total Returns - Invesco 1-30 Laddered Treasury ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes) 1Year	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes) 5Years	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes) 10Years	Bloomberg US Treasury Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg US Treasury Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg US Treasury Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Oct. 11, 2007	12.50%	5.50%	5.52%	12.04%	4.69%	4.62%	7.40%	3.88%	3.94%	12.78%	5.76%	5.79%	8.00%	3.77%	3.34%